GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill and intangible assets [Abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licences US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2020	81,689	156,377	9,951	34,266	282,283
Additions	-	6,896	30	89	7,015
Disposals or retirements	(2,507)	(34,318)	(1,034)	(1,044)	(38,903)
Exchange adjustments	-	22	-	-	22

At December 31, 2020	79,182	128,977	8,947	33,311	250,417

At January 1, 2021	79,182	128,977	8,947	33,311	250,417
Additions	-	6,771	102	21	6,894
Disposals or retirements	-	(14,576)	(342)	(134)	(15,052)
Exchange adjustments	-	1	-	-	1

At December 31, 2021	79,182	121,173	8,707	33,198	242,260

Accumulated amortisation and Impairment losses
At January 1, 2020	(69,098)	(133,599)	(9,819)	(26,113)	(238,629)
Charge for the year	-	(959)	(5)	(439)	(1,403)
Disposals or retirements	2,507	34,318	1,034	1,044	38,903
Impairment losses	-	(15,287)	-	(135)	(15,422)
Exchange adjustments	-	(6)	-	-	(6)

At December 31, 2020	(66,591)	(115,533)	(8,790)	(25,643)	(216,557)

At January 1, 2021	(66,591)	(115,533)	(8,790)	(25,643)	(216,557)
Charge for the year	-	(482)	(7)	(428)	(917)
Disposals or retirements	-	14,573	342	132	15,047
Impairment losses	(54)	(2,053)	(106)	(1,640)	(3,853)
Exchange adjustments	-	1	-	-	1

At December 31, 2021	(66,645)	(103,494)	(8,561)	(27,579)	(206,279)

Carrying amounts
At December 31, 2021	12,537	17,679	146	5,619	35,981

At December 31, 2020	12,591	13,444	157	7,668	33,860

Schedule of Principal Development Projects

Product Name	2021 US$’000	2020 US$’000
Premier Instrument for Haemoglobin A1c testing	2,538	1,359
HIV screening rapid test	1,488	2,278
COVID tests	1,320	467
Autoimmune Smart Reader	550	666
Mid-tier haemoglobins instrument	303	243
Tri-stat point-of-care instrument	245	203
Uni-gold raw material stabilisation	144	-
Sjögrens tests	88	99
Uni-Gold antigen improvement	-	556
Syphilis point-of-care test	-	618
Column enhancement	-	151
Other projects	95	256
Total capitalised development costs	6,771	6,896

Schedule of Impairment Loss Recorded on Discontinued Assets
The table below sets forth the impairment loss recorded for each of the CGU’s:

	December 31, 2021	December 31, 2020
	US$’000	US$’000

Immco Diagnostics Inc	4,979	-
Trinity Biotech Manufacturing Limited	856	-
Trinity Biotech Do Brasil	956	919
Biopool US Inc.	153	154
Primus Corp	-	16,706

Total impairment loss	6,944	17,779

Schedule of Impairment Loss for Each Class of Asset
The table below sets forth the breakdown of the impairment loss for each class of asset:

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Goodwill and other intangible assets (see Note 14)	3,853	15,422
Property, plant and equipment (see Note 13)	2,508	1,795
Prepayments (see Note 18)	583	562

Total impairment loss	6,944	17,779

Schedule of Impairment Loss
The additional disclosures required for the CGU with significant goodwill are as follows:

Fitzgerald Industries	December 31, 2021	December 31, 2020
Carrying amount of goodwill (US$’000)	12,591	12,591
Discount rate applied (real pre-tax)	19.66%	19.98%
Excess value-in-use over carrying amount (US$’000)	3,496	7,915
% EBITDA would need to decrease for an impairment to arise	18.15%	31.98%
Long-term growth rate	2.0%	2.0%

Schedule of Internal and External Factors Based on Historical Experience
Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Fitzgerald Industries International CGU
Fitzgerald trade name	970	970
RDI trade name	560	560
Primus Corporation CGU
Primus trade name	365	365
Immco Diagnostic CGU
Immco Diagnostic trade name	2,069	2,938
Total	3,964	4,833